Condensed Consolidated Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Common Stock Series A	Common Stock Series B	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021		$ 750	$ 24,250	$ (1,793)	$ 23,207
Balance (in Shares) at Dec. 31, 2021		7,503,750
Sale of 13,850,000 Private Placement Warrants			13,850,000		13,850,000
Forfeiture of Founder Shares
Forfeiture of Founder Shares (in Shares)		(3,750)
Compensation Expense – Fair value of assigned Founder Shares to Apeiron			362,500		362,500
Fair value of Public Warrants at issuance			8,100,000		8,100,000
Allocated value of transaction costs to Series A common stock			(505,049)		(505,049)
Remeasurement of Series A common stock to redemption amount			(21,831,701)	(12,065,287)	(33,896,988)
Net Income (Loss)				886,918	886,918
Balance at Dec. 31, 2022		$ 750		(11,180,162)	(11,179,412)
Balance (in Shares) at Dec. 31, 2022		7,500,000
Remeasurement of Series A common stock to redemption amount				(2,554,544)	(2,554,544)
Net Income (Loss)				2,070,528	2,070,528
Balance at Mar. 31, 2023		$ 750		(11,664,178)	(11,663,428)
Balance (in Shares) at Mar. 31, 2023		7,500,000
Balance at Dec. 31, 2022		$ 750		(11,180,162)	(11,179,412)
Balance (in Shares) at Dec. 31, 2022		7,500,000
Net Income (Loss)					2,828,701
Balance at Sep. 30, 2023	$ 749	$ 1		(15,058,978)	(15,058,228)
Balance (in Shares) at Sep. 30, 2023	7,499,999	1
Balance at Dec. 31, 2022		$ 750		(11,180,162)	(11,179,412)
Balance (in Shares) at Dec. 31, 2022		7,500,000
Remeasurement of Series A common stock to redemption amount				(4,395,161)	(4,395,161)
Stockholder non-redemption agreement			1,378,126		1,378,126
Stockholder non-redemption agreement			(1,378,126)		(1,378,126)
Excise tax				(3,062,004)	(3,062,004)
Conversion of Series Class B shares to Series Class A Non-redeemable shares (in Shares)	7,499,999	(7,499,999)
Conversion of Series Class B shares to Series Class A Non-redeemable shares	$ 749	$ (749)
Net Income (Loss)				2,821,459	2,821,459
Balance at Dec. 31, 2023	$ 749	$ 1		(15,815,868)	(15,815,118)
Balance (in Shares) at Dec. 31, 2023	7,499,999	1
Balance at Mar. 31, 2023		$ 750		(11,664,178)	(11,663,428)
Balance (in Shares) at Mar. 31, 2023		7,500,000
Remeasurement of Series A common stock to redemption amount				(1,180,703)	(1,180,703)
Stockholder non-redemption agreement			1,378,126		1,378,126
Stockholder non-redemption agreement			(1,378,126)		(1,378,126)
Excise tax				(2,764,714)	(2,764,714)
Conversion of Series Class B shares to Series Class A Non-redeemable shares (in Shares)	7,499,999	(7,499,999)
Conversion of Series Class B shares to Series Class A Non-redeemable shares	$ 749	$ (749)
Net Income (Loss)				802,803	802,803
Balance at Jun. 30, 2023	$ 749	$ 1		(14,806,792)	(14,806,042)
Balance (in Shares) at Jun. 30, 2023	7,499,999	1
Remeasurement of Series A common stock to redemption amount				(207,556)	(207,556)
Net Income (Loss)				(44,630)	(44,630)
Balance at Sep. 30, 2023	$ 749	$ 1		(15,058,978)	(15,058,228)
Balance (in Shares) at Sep. 30, 2023	7,499,999	1
Balance at Dec. 31, 2023	$ 749	$ 1		(15,815,868)	(15,815,118)
Balance (in Shares) at Dec. 31, 2023	7,499,999	1
Remeasurement of Series A common stock to redemption amount				(121,197)	(121,197)
Net Income (Loss)				(1,048,724)	(1,048,724)
Balance at Mar. 31, 2024	$ 749	$ 1		(16,985,789)	(16,985,039)
Balance (in Shares) at Mar. 31, 2024	7,499,999	1
Balance at Dec. 31, 2023	$ 749	$ 1		(15,815,868)	(15,815,118)
Balance (in Shares) at Dec. 31, 2023	7,499,999	1
Net Income (Loss)					(1,722,675)
Balance at Sep. 30, 2024	$ 749	$ 1		(17,811,367)	(17,810,617)
Balance (in Shares) at Sep. 30, 2024	7,499,999	1
Balance at Mar. 31, 2024	$ 749	$ 1		(16,985,789)	(16,985,039)
Balance (in Shares) at Mar. 31, 2024	7,499,999	1
Remeasurement of Series A common stock to redemption amount				(73,483)	(73,483)
Net Income (Loss)				(338,851)	(338,851)
Balance at Jun. 30, 2024	$ 749	$ 1		(17,398,123)	(17,397,373)
Balance (in Shares) at Jun. 30, 2024	7,499,999	1
Remeasurement of Series A common stock to redemption amount				(63,908)	(63,908)
Excise tax				(14,236)	(14,236)
Net Income (Loss)				(335,100)	(335,100)
Balance at Sep. 30, 2024	$ 749	$ 1		$ (17,811,367)	$ (17,810,617)
Balance (in Shares) at Sep. 30, 2024	7,499,999	1